Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	13.97%	17.78%	(6.74%)	4.43%	4.68%	12.74%